Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
PROPERTY AND EQUIPMENT [Abstract]
Property and equipment and its related accumulated depreciation
	December 31, 2012	December 31, 2013
	RMB	RMB
Computer equipment	512,387	500,760
Leasehold improvements	43,422	45,553
Furniture and fixtures	30,505	36,351
Motor vehicles	5,958	5,888
Less: Accumulated depreciation	(330,177)	(397,569)
Net book value	262,095	190,983